DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants (Details) (USD $)	Jun. 21, 2013 Private Placement	Jun. 30, 2013 Total warrant liability	Feb. 04, 2013 Private Placement	Dec. 17, 2012 Private Placement	Nov. 19, 2012 Private Placement
Ending balance at December 31, 2012		$ 1,447,905		$ 385,254	$ 1,062,651
Issuance of derivative warrants in private placement	5,671	276,461	270,790
Change in fair value of warrant liability	(971)	(1,216,051)	(169,123)	(278,281)	(767,676)
Ending balance at June 30, 2013	$ 4,700	$ 508,315	$ 101,667	$ 106,973	$ 294,975